INCOME TAXES - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of valuation allowance
Balance at beginning of year	¥ 99,670	¥ 56,320	¥ 35,340
Additions	504,360	56,132	34,459
Reversal		(12,782)	(13,479)
Balance at end of year	¥ 604,030	¥ 99,670	¥ 56,320